Related Party Transactions - Summary of Minimum Volume Commitment under GGA (Detail)	12 Months Ended
Dec. 31, 2015 MMBTU / d $ / MMBTU
Gas Gathering Agreement, June 1, 2015 to November 30, 2019 [Member]
Related Party Transaction [Line Items]
MVC (MMBtu/d) | MMBTU / d	460,000
Gas Gathering Agreement, June 1, 2015 to November 30, 2019 [Member] | Firm Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GGA | $ / MMBTU	0.03
Gas Gathering Agreement, June 1, 2015 to September 30, 2015 [Member]
Related Party Transaction [Line Items]
MVC (MMBtu/d) | MMBTU / d	115,000
Gas Gathering Agreement, June 1, 2015 to September 30, 2015 [Member] | Usage Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GGA | $ / MMBTU	0.02
Gas Gathering Agreement, October 1, 2015 to June 30, 2016 [Member]
Related Party Transaction [Line Items]
MVC (MMBtu/d) | MMBTU / d	345,000
Gas Gathering Agreement, October 1, 2015 to June 30, 2016 [Member] | Usage Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GGA | $ / MMBTU	0.02
Gas Gathering Agreement, July 1, 2016 to November 30, 2019 [Member]
Related Party Transaction [Line Items]
MVC (MMBtu/d) | MMBTU / d	460,000
Gas Gathering Agreement, July 1, 2016 to November 30, 2019 [Member] | Usage Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GGA | $ / MMBTU	0.02
Gas Gathering Agreement, December 1, 2019 to June 30, 2026 [Member]
Related Party Transaction [Line Items]
MVC (MMBtu/d) | MMBTU / d	460,000
Gas Gathering Agreement, December 1, 2019 to June 30, 2026 [Member] | Usage Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GGA | $ / MMBTU	0.05
Gas Gathering Agreement, July 1, 2026 to June 1, 2030 [Member]
Related Party Transaction [Line Items]
MVC (MMBtu/d) | MMBTU / d	345,000
Gas Gathering Agreement, July 1, 2026 to June 1, 2030 [Member] | Usage Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GGA | $ / MMBTU	0.05